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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

[Evergreen Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the year ended June 30, 2005. This one series has a June 30 fiscal year end.

Date of reporting period: June 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Opportunities Fund

Evergreen

ULTRA SHORT OPPORTUNITIES FUND
FORMERLY, ULTRA SHORT BOND FUND

Annual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Ultra Short Opportunities Fund, which covers the twelve-month period ended June 30, 2005.

There have been a variety of challenges facing fixed income investors over the past year. Moderating economic growth, tighter monetary policy and the extent of the yield curve flattening are just a few of the dynamics that altered many long-held perceptions in the bond market. During times like these, the importance of proper asset allocation cannot be overemphasized, and we believe investors with exposure to our short-intermediate term fixed income product offerings had the opportunity to benefit from these diversification strategies. In order to successfully navigate this challenging environment, our portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, paying close attention to duration, using barbell strategies, and emphasizing security selection and credit quality.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, there were a variety of conflicting economic messages. Historically, the maturation of the economic cycle has experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interested rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed began their “measured removal of policy

LETTER TO SHAREHOLDERS continued

accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others voiced concern about the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, the portfolio managers employed a variety of strategies to navigate these challenging times. Some managers would shorten duration or reduce allocation to fixed rate securities. Barbell strategies, for example, were also used in some portfolios for security selection with maturities of less than two years or greater than five years, as those securities within the 2-5 year timeframe struggled with the flattening of the yield curve during the investment period. Mortgages, corporates and structured products were all screened for credit quality and potential long-term gains for our investors’ portfolios.

Effective August 1, 2005, the Fund changed its name from Evergreen Ultra Short Bond Fund to Evergreen Ultra Short Opportunities Fund. In conjunction with the name change, the Fund’s investment strategy was revised to include investment of its assets in debt securities of foreign issuers.

LETTER TO SHAREHOLDERS continued

As always, we recommend that investors maintain a fully diversified strategy for their long-term portfolios.

Please visit our Web site,

EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective October 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo
• Robert Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Nasdaq symbol	EUBAX	EUBBX	EUBCX	EUBIX

Average annual return*

1-year with sales charge	0.40%	-1.98%	2.02%	N/A

1-year w/o sales charge	3.73%	3.01%	3.01%	4.05%

Since portfolio inception	1.64%	1.17%	2.57%	3.59%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Ultra Short Opportunities Fund Class A shares, versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.73% for the twelve-month period ended June 30, 2005, excluding any applicable sales charges. During the same period, the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) returned 2.15% .

The fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

During the twelve-month period, interest rates rose across three-year and shorter maturities. This environment represented a continuation of the bear market of the prior year, while the Federal Reserve (“Fed”) began to tighten monetary policy by raising short-term rates over the fiscal year. The fund’s managers shortened duration — or sensitivity to interest-rate changes — over the course of the year from 1.2 years to 1.05 years in anticipation of the rise in interest rates. This tactic aided performance. In addition, management reduced the allocation to fixed-rate securities from about 34% to approximately 27% of fund assets at the end of the fiscal year on June 30, 2005. These portfolio changes reflected management’s view that longer-term interest rates would be stable over the course of the year, but that the Fed would continue to raise interest rates, and thus the short end of the market would rise in tandem with the Federal Funds rate. The weighted average credit quality of the fund was stable at AA during the year. Due to the repositioning of the fund, as well as the quality of the manager’s security specific selection process, the fund outperformed both industry benchmarks and competitive funds.

On the micro level, management focused on individual security selection, seeking superior relative value and purchasing securities with stable cash flows and excellent credit upgrade potential. During the fiscal year ended June 30, 2005, the fund enjoyed 48 credit upgrades and no downgrades. The micro process also serves to mitigate the effects of prepayments on the mortgage-backed securities in the portfolio as well as extension risk on the securities in a rising interest rate environment. This process also assists us in selecting the best relative value amongst the entire investment grade fixed income universe across sectors and credit ratings. Consistent with management’s long-term strategy, a large percentage of fund assets was invested in mortgage-backed securities and structured products. Both the mortgage and structured products sectors tend to offer the most compelling relative value amongst shorter duration securities, while also displaying attractive credit upgrade potential, despite their inherent complexities.

Detracting somewhat from results were the fund’s investments in agency hybrid mortgages. As yield spreads widened late in the period, these securities underperformed the market.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,018.71	$3.85
Class B	$ 1,000.00	$ 1,015.21	$7.35
Class C	$ 1,000.00	$ 1,015.21	$7.35
Class I	$ 1,000.00	$ 1,020.24	$2.35
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.98	$3.86
Class B	$ 1,000.00	$ 1,017.50	$7.35
Class C	$ 1,000.00	$ 1,017.50	$7.35
Class I	$ 1,000.00	$ 1,022.46	$2.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class A, 1.47% for Class B, 1.47% for Class C and 0.47% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.96	$10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	0.01	(0.03)	0.05

Total from investment operations	0.36	0.23	0.07

Distributions to shareholders from
Net investment income	(0.39)	(0.32)	(0.02)

Net asset value, end of period	$ 9.93	$9.96	$ 10.05

Total return[2]	3.73%	2.35%	0.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$124,221	$104,999	$17,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%	0.92%	0.32%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.98%	2.93%[3]
Net investment income (loss)	3.46%	2.58%	2.76%[3]
Portfolio turnover rate	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.96	$10.05	$10.00

Income from investment operations
Net investment income (loss)	0.27[2]	0.19[2]	0.02
Net realized and unrealized gains or losses on investments	0.02	(0.03)	0.05

Total from investment operations	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.93	$9.96	$10.05

Total return[3]	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,052	$16,029	$3,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.47%	1.62%	1.12%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.68%	5.19%[4]
Net investment income (loss)	2.75%	1.90%	1.76%[4]
Portfolio turnover rate	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.96	$10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.27	0.19[2]	0.02
Net realized and unrealized gains or losses on investments	0.02	(0.03)	0.05

Total from investment operations	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.93	$9.96	$ 10.05

Total return[3]	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$115,248	$135,412	$17,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.47%	1.62%	1.02%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.68%	3.69%[4]
Net investment income (loss)	2.73%	1.88%	2.09%[4]
Portfolio turnover rate	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.96	$10.05	$10.00

Income from investment operations
Net investment income (loss)	0.38[2]	0.29[2]	0.03
Net realized and unrealized gains or losses on investments	0.01	(0.03)	0.05

Total from investment operations	0.39	0.26	0.08

Distributions to shareholders from
Net investment income	(0.42)	(0.35)	(0.03)

Net asset value, end of period	$ 9.93	$9.96	$10.05

Total return	4.05%	2.67%	0.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$381,760	$215,930	$2,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.62%	0.07%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.68%	3.89%[3]
Net investment income (loss)	3.80%	2.91%	2.95%[3]
Portfolio turnover rate	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.8%
FIXED-RATE 1.0%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$ 2,599,069	$2,660,926
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,878,370	1,963,213
Ser. 2480, Class EH, 6.00%, 11/15/2031	1,825,110	1,844,349

		6,468,488

FLOATING-RATE 0.8%
FHLMC:
Ser. 1476, Class F, 3.27%, 02/15/2008	47,200	46,917
Ser. 1606, Class FC, 3.42%, 11/15/2008	291,781	289,833
Ser. 1607, Class FA, 2.95%, 10/15/2013	19,111	18,765
Ser. 1625, Class FC, 3.42%, 12/15/2008	86,922	86,119
Ser. 2395, Class FA, 3.82%, 06/15/2029	476,832	480,321
Ser. 2431, Class F, 3.72%, 03/15/2032	5,641	5,697
Ser. 2826, Class SC, 8.56%, 06/15/2034	3,733,489	3,773,122
FNMA, Ser. 1993-179, Class FB, 3.87%, 10/25/2023	245,579	246,937

		4,947,711

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $11,458,819)		11,416,199

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.6%
FIXED-RATE 7.3%
FNMA, 7.00%, 08/01/2033 - 11/01/2033	5,604,556	5,920,962
FHLMC:
5.50%, TBA #	22,625,000	23,097,026
6.00%, TBA #	6,250,000	6,410,156
FNMA:
5.50%, TBA #	3,125,000	3,208,006
6.50%, TBA #	3,085,000	3,192,975
7.50%, 01/01/2031 - 08/01/2033	4,503,578	4,832,719
8.00%, 12/01/2008	11,950	12,348
10.00%, 02/01/2031	92,003	105,563
GNMA, 7.50%, 03/15/2007 - 04/15/2007	99,331	101,905

		46,881,660

FLOATING-RATE 7.3%
FHLMC:
4.31%, 10/01/2032 ##	9,589,469	9,699,426
4.38%, 08/01/2032	6,376,239	6,571,287
5.26%, 04/01/2032	5,555,716	5,737,345
5.32%, 12/01/2033 ##	8,673,764	8,929,033

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.25%, 03/01/2035	$ 1,612,378	$1,670,069
4.34%, 01/01/2018	12,518	12,561
4.72%, 10/01/2032 ##	13,217,042	13,589,999
GNMA, 4.625%, 01/20/2019	298,545	304,235

		46,513,955

Total Agency Mortgage-Backed Pass Through Securities
(cost $93,440,003)		93,395,615

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.9%
FIXED-RATE 1.9%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,242,825	1,337,368
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	168,399	177,924
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,545,366	1,653,218
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	8,828,645	9,231,055

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $12,407,458)		12,399,565

ASSET-BACKED SECURITIES 6.8%
C-Bass, Ltd., FRN:
Ser. 11A, Class D, 6.11%, 09/15/2039 144A	4,400,000	4,441,448
Ser. 13A, Class C, 4.11%, 03/17/2040 144A	1,500,000	1,500,000
Ser. 13A, Class D, 5.38%, 03/17/2040 144A	3,950,000	3,950,000
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A-5, 7.08%, 12/15/2028	588,445	592,567
Nautilus RMBS CDO, Ltd., FRN, Ser. 2005-1A, Class A3, 4.89%, 05/24/2035 144A	7,000,000	7,001,094
Newcastle Investment Corp., FRN, Ser. 3A, Class 2FL, 4.34%, 09/24/2038 144A	10,000,000	10,104,688
Ocean Star plc, FRN, Ser. 2004-A, Class C, 4.50%, 11/12/2018 144A	5,800,000	5,844,406
Option One Mortgage Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	198,439	198,115
Trapeza CDO LLC, FRN, Ser. 2004-7A, Class B1, 4.71%, 01/25/2035 144A	10,000,000	10,135,700

Total Asset-Backed Securities (cost $43,465,786)		43,768,018

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.1%
FIXED-RATE 5.3%
Bank of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%,
10/11/2033 144A	500,000	520,320
GE Capital Mall Finance Corp., Ser. 1998-1A, Class B2, 7.50%,
09/13/2028 144A	14,500,000	15,522,791
GS Mtge. Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	1,289,279	1,278,126
Merrill Lynch Mtge.Trust, Ser. 2005-GGP1, Class H, 4.37%, 11/15/2010	8,600,000	8,606,595
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%,
01/02/2012 144A	7,550,000	7,926,838

		33,854,670

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 6.8%
Capital Trust, Ltd., Ser. 2005-1A, Class C, 3.84%, 03/20/2050 144A (h)	$ 3,000,000	$3,000,000
Commercial Mtge. Pass-Through Cert., Ser. 2005-F10A, Class F, 3.63%,
04/15/2017 144A	4,000,000	4,001,273
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2005-CNDA, Class D, 3.87%, 08/15/2018 144A	5,000,000	4,999,990
Ser. 2005-TFLA, Class E:
3.55%, 02/15/2020 144A	5,000,000	4,999,990
4.12%, 08/15/2018 144A	4,825,228	4,825,218
GMAC Comml. Mtge. Asset Corp., Ser. 2003-SNFA, Class A, 3.89%,
01/01/2018 144A	7,438,001	7,454,891
Pure Mtge. plc:
Ser. 2004-CRD, Class B, 3.75%, 02/28/2034 144A	6,050,000	6,052,836
Ser. 2004-LKD, Class C, 3.92%, 02/28/2034 144A	8,150,001	8,156,367

		43,490,565

Total Commercial Mortgage-Backed Securities (cost $77,861,813)		77,345,235

CORPORATE BONDS 3.8%
FINANCIALS 3.8%
Diversified Financial Services 3.8%
BankBoston Capital Trust III, 3.76%, 06/15/2027	10,000,000	9,884,660
Emigrant Capital Trust I, 5.73%, 12/10/2033 144A	5,000,000	4,985,610
JPMorgan Chase Capital II, 3.71%, 02/01/2027	5,000,000	4,688,020
JPMorgan Chase Capital XIII, FRN, 4.04%, 09/30/2034	5,000,000	4,959,465

Total Corporate Bonds (cost $24,586,899)		24,517,755

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.7%
GS Mortgage Securities Corp., FRN:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	5,602,267	5,938,694
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	5,700,302	6,068,808
Nomura Asset Acceptance Corp. Reperforming Loan Trust, FRN, Ser. 2004-R2,
Class A2, 7.00%, 10/25/2034 144A	4,912,448	5,145,481

Total Reperforming Mortgage-Backed Pass Through Securities
(cost $17,447,013)		17,152,983

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.5%
FIXED-RATE 1.6%
ABN AMRO Mtge. Corp., Ser. 2003-3, Class A-13, 5.00%, 02/25/2033	246,462	246,397
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 3A4,
5.85%, 10/25/2032	3,400,176	3,481,755
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	3,438,482	3,433,635
Residential Funding Mtge. Securities, Inc., Ser. 2002-S19, Class 2, 6.00%,
12/25/2032	155,479	155,216

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
Structured Asset Securities Corp.:
Ser. 2002-19, Class A1, 4.20%, 10/25/2032	$28,423	$28,385
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	734,185	732,341
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%,
02/25/2033	2,021,930	2,022,722

		10,100,451

FLOATING-RATE 0.9%
Indymac Index Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.58%,
01/25/2035	142,272,078	5,290,743
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 3.49%, 09/25/2017	439,628	437,429

		5,728,172

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $16,481,979)		15,828,623

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 26.4%
FIXED-RATE 0.0%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	55,947	56,673

FLOATING-RATE 26.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2002-9, Class 2A, 5.26%,
10/25/2032	107,455	107,373
Bear Stearns Alternative Loan Trust:
Ser. 2003-5, Class 42A2, 4.46%, 12/25/2033	3,076,054	3,071,667
Ser. 2003-6, Class 4A, 5.61%, 01/25/2034	3,470,996	3,530,975
Countrywide Home Loans:
Ser. 2004-2, Class 2A1, 5.31%, 02/25/2034	5,219,790	5,267,156
Ser. 2004-23, Class A, 4.89%, 11/25/2034	19,316,922	19,803,471
Ser. 2004-HYB8, Class 5A1, 4.65%, 01/20/2035	10,454,183	10,724,005
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 4.39%, 12/19/2039	187,840	189,924
Ser. 2002-AR33, Class 4A1, 5.21%, 12/25/2032	10,844,418	10,921,950
Ser. 2003-AR20, Class A4, 4.65%, 08/25/2033	4,504,952	4,510,309
Ser. 2004-AR2, Class 3A1, 5.18%, 03/25/2034	3,060,040	3,094,172
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 0.76%, 03/19/2045	119,212,515	5,848,864
Ser. 2005-AR2, Class X2, IO, 0.69%, 03/19/2045	238,656,929	11,709,105
Guardian Savings & Loan Association, Ser. 1990-4W, Class A, 6.64%,
05/25/2020	173,175	173,149
Housing Securities, Inc., Ser. 92-Sl, Class A2, 4.98%, 05/25/2016	312,547	312,237
Indymac Index Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.54%, 04/25/2035	2,603,152	2,652,497
Ser. 2005-AR8, Class AX2, IO, 0.57%, 04/25/2035	172,517,757	6,577,239

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	$ 337,975	$338,002
Ser. 2004-1, Class 4A1, 6.20%, 01/25/2034	5,939,227	6,053,064
Ser. 2004-8, Class 7A1, 5.52%, 09/25/2034	5,766,402	5,857,943
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,633,620	4,711,812
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.95%
03/25/2035	128,852,755	2,697,855
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.56%, 04/25/2033	15,362,703	15,625,234
Ser. 2003-34A, Class 3A1, 4.96%, 11/25/2033	2,582,109	2,599,535
Ser. 2003-34A, Class 6A, 5.11%, 11/25/2033	7,841,887	7,908,427
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	7,757,715	7,840,610
Ser. 2003-37A, Class 7A, 4.86%, 12/25/2033	239,322	241,255
Ser. 2003-40A, Class 5A, 5.53%, 01/25/2034	7,273,438	7,396,177
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	11,854,192	2,865,844
Wells Fargo Mtge. Backed Securites Trust, Ser. 2003-F, Class A1, 4.90%,
06/25/2033	16,510,774	16,526,294

		169,156,145

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $170,530,543)		169,212,818

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 29.6%
FIXED-RATE 9.0%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	4,695,102	4,803,371
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,608,603	2,635,667
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,681,388	4,741,827
Countrywide Funding Corp., Ser. 2002-28, Class M, 6.50%, 10/25/2032	379,608	387,211
Countrywide Home Loans, Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,897,969	2,927,003
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	3,735,855	3,641,291
Ser. 2004-2, 5.25%, 03/25/2034	11,172,233	10,966,244
Ser. 2004-3, 5.00%, 03/25/2034	8,641,239	8,438,710
Ser. 2005-2, 4.75%, 03/28/2034	12,044,418	11,735,780
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.08%, 09/25/2032	1,706,542	1,725,837
Ser. 2002-17, Class B2, 6.08%, 09/25/2032	3,493,107	3,514,571
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	535,746	545,318
Washington Mutual Mortgage Securities Corp., Ser. 2002-S5, Class B3, 6.39%,
09/25/2032	1,868,088	1,880,407

		57,943,237

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 20.6%
Bank of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 5.42%, 07/20/2032	$ 1,368,082	$1,370,641
Ser. 2002-K, Class B4, 6.15%, 10/20/2032	686,464	693,685
Ser. 2004-G, Class B3, 4.60%, 08/25/2034	4,532,643	4,454,732
Ser. 2004-H, Class B2, 4.50%, 09/25/2034	3,880,175	3,820,798
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1B1, 4.73%, 01/20/2035	4,208,944	4,173,760
Ser. 2004-HYB8, Class 1B2, 4.73%, 01/20/2035	3,218,957	3,085,169
Ser. 2004-HYB8, Class 1M2, 4.73%, 01/20/2035	2,446,968	2,481,091
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 4.77%, 01/25/2033	184,651	184,926
Ser. 2003-AR05, Class 2A3, 5.17%, 01/25/2033	575,018	568,181
Ser. 2003-AR09, Class IA3, 4.95%, 03/25/2033	263,114	265,166
Ser. 2003-AR15, Class 2A2, 4.83%, 06/25/2033	1,862,366	1,856,579
Ser. 2003-AR18, Class 2A4, 4.78%, 07/25/2033	805,303	806,662
Ser. 2003-AR24, Class 2A4, 4.09%, 09/25/2033	4,660,800	4,735,000
Ser. 2003-AR26, Class 9M1, 3.94%, 10/25/2033	4,648,500	4,713,068
Ser. 2003-AR28, Class 6M1, 3.94%, 12/25/2033	8,281,000	8,392,545
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.21%, 11/19/2034	2,241,208	2,262,499
Ser. 2004-7, Class B3, 5.21%, 11/19/2034	5,792,783	5,805,585
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 5.50%, 02/28/2033 144A	9,474,933	9,489,897
Ser. 2004-2, Class M-3, 5.50%, 02/28/2033 144A	11,876,571	11,792,248
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.53%, 02/25/2034	4,371,099	4,430,133
Ser. 2004-15, Class B3, 4.90%, 12/25/2034	4,256,691	4,192,245
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.89%, 10/25/2034	6,368,439	6,204,515
Ser. 2004-16, Class B6, 5.30%, 11/25/2034	7,515,328	7,383,735
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 4.09%,
12/19/2033	3,000,000	3,041,925
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 5.14%, 05/25/2032	7,034,645	7,207,876
Ser. 2003-22A, Class B1, 5.11%, 06/25/2033	12,614,288	12,690,407
Washington Mutual Mtge. Securities Corp.:
Ser. 2004-AR2, Class B1, 3.57%, 04/25/2044	8,024,035	8,051,798
Ser. 2004-AR2, Class B2, 3.57%, 04/25/2044	6,953,235	6,945,378
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.14%,
02/25/2033	801,799	807,641

		131,907,885

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $190,079,189)		189,851,122

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 3.9%
FINANCIALS 3.9%
Diversified Financial Services 3.9%
Preferred Term Securities, Ltd., FRN:
4.60%, 06/24/2034 144A	$ 10,000,000	$10,192,500
4.65%, 12/24/2033 144A	14,900,000	15,183,398

Total Yankee Obligations - Corporate (cost $24,905,554)		25,375,898

	Shares	Value

PREFERRED STOCKS 1.6%
FINANCIALS 1.6%
Thrifts & Mortgage Finance 1.6%
Fannie Mae (cost $10,106,500)	180,000	10,029,384

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Money Market Fund ø ## (cost $7,818,958)	7,818,958	7,818,958

Total Investments (cost $700,590,514) 108.9%		698,112,173
Other Assets and Liabilities (8.9%)		(56,831,005)

Net Assets 100.0%		$641,281,168

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the advisor in good faith, under procedures established by the Board of
Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and
Standard & Poor’s ratings as of June 30, 2005 (unaudited):
AAA	48.6%
AA	14.6%
A	18.9%
BBB	17.9%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of June 30, 2005
(unaudited):
Less than 1 year	4.0%
1 to 3 year(s)	57.7%
3 to 5 years	28.7%
5 to 10 years	9.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

Assets
Investments in securities, at value (cost $692,771,556)	$690,293,215
Investments in affiliates, at value (cost $7,818,958)	7,818,958

Total investments	698,112,173
Principal paydown receivable	2,560,994
Receivable for Fund shares sold	234,710
Interest receivable	3,575,319
Prepaid expenses and other assets	50,024

Total assets	704,533,220

Liabilities
Dividends payable	666,571
Payable for securities purchased	40,969,752
Payable for Fund shares redeemed	21,534,235
Advisory fee payable	5,735
Distribution Plan expenses payable	4,729
Due to other related parties	2,390
Accrued expenses and other liabilities	68,640

Total liabilities	63,252,052

Net assets	$641,281,168

Net assets represented by
Paid-in capital	$647,712,306
Undistributed net investment income	248,367
Accumulated net realized losses on investments	(4,201,164)
Net unrealized losses on investments	(2,478,341)

Total net assets	$641,281,168

Net assets consists of
Class A	$124,220,854
Class B	20,052,333
Class C	115,247,655
Class I	381,760,326

Total net assets	$641,281,168

Shares outstanding (unlimited number of shares authorized)
Class A	12,506,179
Class B	2,018,764
Class C	11,602,887
Class I	38,436,168

Net asset value per share
Class A	$9.93
Class A — Offering price (based on sales charge of 3.25%)	$10.26
Class B	$9.93
Class C	$9.93
Class I	$9.93

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2005

Investment income
Interest	$22,555,851
Dividends	316,746
Income from affiliates	288,150

Total investment income	23,160,747

Expenses
Advisory fee	2,009,593
Distribution Plan expenses
Class A	350,768
Class B	180,217
Class C	1,233,127
Administrative services fee	544,906
Transfer agent fees	221,235
Trustees’ fees and expenses	7,526
Printing and postage expenses	35,157
Custodian and accounting fees	152,578
Registration and filing fees	65,247
Professional fees	20,813
Interest expense	17,552
Other	25,075

Total expenses	4,863,794
Less: Expense reductions	(8,371)
Fee waivers and expense reimbursements	(531,467)

Net expenses	4,323,956

Net investment income	18,836,791

Net realized and unrealized gains or losses on investments
Net realized gains on investments	765,933
Net change in unrealized gains or losses on investments	(296,054)

Net realized and unrealized gains or losses on investments	469,879

Net increase in net assets resulting from operations	$19,306,670

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2005		2004

Operations
Net investment income		$18,836,791		$8,929,872
Net realized gains or losses on
investments		765,933		(40,431)
Net change in unrealized gains or losses
on investments		(296,054)		(2,203,785)

Net increase in net assets resulting
from operations		19,306,670		6,685,656

Distributions to shareholders from
Net investment income
Class A		(4,529,823)		(3,159,335)
Class B		(572,533)		(263,289)
Class C		(3,910,056)		(2,711,106)
Class I		(12,096,314)		(5,198,360)

Total distributions to shareholders		(21,108,726)		(11,332,090)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	10,168,264	101,301,333	18,597,550	186,845,372
Class B	816,669	8,132,532	1,785,997	17,923,679
Class C	3,656,985	36,416,945	15,485,102	155,565,593
Class I	23,442,505	233,352,317	30,458,938	306,116,793

		379,203,127		666,451,437

Net asset value of shares issued in
reinvestment of distributions
Class A	309,451	3,081,012	223,052	2,237,082
Class B	38,389	382,225	18,599	186,415
Class C	277,200	2,760,478	203,980	2,045,100
Class I	813,534	8,096,406	329,565	3,303,608

		14,320,121		7,772,205

Automatic conversion of Class B shares
to Class A shares
Class A	15,438	153,523	2,879	28,903
Class B	(15,438)	(153,523)	(2,879)	(28,903)

		0		0

Payment for shares redeemed
Class A	(8,528,675)	(84,924,438)	(10,059,793)	(100,825,325)
Class B	(430,060)	(4,282,038)	(512,264)	(5,142,484)
Class C	(5,925,618)	(59,018,056)	(3,867,781)	(38,778,555)
Class I	(7,497,656)	(74,585,140)	(9,343,889)	(93,709,951)

		(222,809,672)		(238,456,315)

Net increase in net assets resulting from
capital share transactions		170,713,576		435,767,327

Total increase in net assets		168,911,520		431,120,893
Net assets
Beginning of period		472,369,648		41,248,755

End of period	$ 641,281,168		$ 472,369,648

Undistributed (overdistributed) net
investment income		$248,367		$(115,766)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Ultra Short Opportunities Fund (the “Fund”) (formerly, Evergreen Ultra Short Bond Fund) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2005, the following amounts were reclassified:

Undistributed net investment income	$2,636,068
Accumulated net realized losses on investments	(2,636,068)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2005, EIMC waived its advisory fee in the amount of $531,364 and reimbursed other expenses in the amount of $103 which combined represents 0.10% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended June 30, 2005, EIS received $12,794 from the sale of Class A shares and $9,401, $43,774 and $56,180 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$97,484,185	$369,274,783	$31,645,611	$111,933,383

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $700,590,514. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,109,921 and $4,588,262, respectively, with a net unrealized depreciation of $2,478,341.

As of June 30, 2005, the Fund had $2,786,026 in capital loss carryovers for federal income tax purposes with $452,371 expiring in 2012 and $2,333,655 expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and will elect to defer post-October losses of $1,415,138.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Undistributed	Unrealized	Carryovers and
Ordinary Income	Depreciation	Post-October Losses

$248,367	$2,478,341	$4,201,164

The tax character of distributions paid were $21,108,726 and $11,332,090 of ordinary income for the years ended June 30, 2005 and June 30, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended June 30, 2005, the Fund had average borrowings outstanding of $11,871 at an average rate of 2.81% and paid interest of $334.

During the year ended June 30, 2005, the Fund entered into reverse repurchase agreements with an average daily balance outstanding of $436,734 at a weighted average interest rate of 3.94% and paid interest of $17,218. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2005 was $14,001,202 (including accrued interest). At June 30, 2005, there were no reverse repurchase agreements outstanding.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth

NOTES TO FINANCIAL STATEMENTS continued

Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Ultra Short Opportunities Fund (formerly Evergreen Ultra Short Bond Fund), a series of Evergreen Fixed Income Trust, as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Ultra Short Opportunities Fund as of June 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.45% of ordinary income dividends paid during the fiscal year ended June 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2005, the Fund designates 1.50% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566906 rv2 8/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2005 and June 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$17,604	$21,998
fees
Audit-related fees	0	0

Audit and audit-related fees	17,604	21,998
Tax fees	0	0
All other fees	0	0

Total fees	$17,604	$21,998

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 2, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 2, 2005